Putnam
Growth Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-03

[SCALE LOGO OMITTED]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/03. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/04.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
October 31, 2003 (Unaudited)

Common stocks (98.5%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------
           100 Omnicom Group, Inc.                                       $7,980

Aerospace and Defense (0.7%)
-------------------------------------------------------------------------------
           140 United Technologies Corp.                                 11,857

Banking (2.1%)
-------------------------------------------------------------------------------
           509 State Street Corp.                                        26,651
           350 U.S. Bancorp                                               9,527
                                                                 --------------
                                                                         36,178

Beverage (2.5%)
-------------------------------------------------------------------------------
           300 Anheuser-Busch Cos., Inc.                                 14,778
           595 PepsiCo, Inc.                                             28,453
                                                                 --------------
                                                                         43,231

Biotechnology (4.3%)
-------------------------------------------------------------------------------
           760 Amgen, Inc. (NON)                                         46,938
            70 Genentech, Inc. (NON)                                      5,738
           200 Genzyme Corp. (NON)                                        9,180
           200 Gilead Sciences, Inc. (NON)                               10,916
           100 IDEC Pharmaceuticals Corp. (NON)                           3,513
                                                                 --------------
                                                                         76,285

Building Materials (0.2%)
-------------------------------------------------------------------------------
           130 Masco Corp.                                                3,575

Cable Television (0.6%)
-------------------------------------------------------------------------------
           340 Comcast Corp. Class A (Special) (NON)                     11,091

Chemicals (2.1%)
-------------------------------------------------------------------------------
           460 3M Co.                                                    36,280

Commercial and Consumer Services (0.9%)
-------------------------------------------------------------------------------
           120 eBay, Inc. (NON)                                           6,713
           230 Paychex, Inc.                                              8,952
                                                                 --------------
                                                                         15,665

Communications Equipment (4.6%)
-------------------------------------------------------------------------------
           410 Avaya, Inc. (NON)                                          5,305
         2,550 Cisco Systems, Inc. (NON)                                 53,499
           400 QUALCOMM, Inc.                                            19,000
           120 Scientific-Atlanta, Inc.                                   3,552
                                                                 --------------
                                                                         81,356

Computers (5.8%)
-------------------------------------------------------------------------------
         1,000 Dell, Inc. (NON)                                          36,120
           500 Hewlett-Packard Co.                                       11,155
           260 IBM Corp.                                                 23,265
           440 Lexmark International, Inc. (NON)                         32,388
                                                                 --------------
                                                                        102,928

Conglomerates (4.3%)
-------------------------------------------------------------------------------
         2,620 General Electric Co.                                      76,006

Consumer Finance (3.5%)
-------------------------------------------------------------------------------
           350 Capital One Financial Corp.                               21,280
         1,670 MBNA Corp.                                                41,333
                                                                 --------------
                                                                         62,613

Consumer Goods (3.7%)
-------------------------------------------------------------------------------
           200 Alberto-Culver Co. Class B                                12,680
           130 Avon Products, Inc.                                        8,835
           180 Colgate-Palmolive Co.                                      9,574
           350 Procter & Gamble Co.                                      34,402
                                                                 --------------
                                                                         65,491

Electronics (10.6%)
-------------------------------------------------------------------------------
           300 Analog Devices, Inc. (NON)                                13,299
         3,670 Intel Corp.                                              121,293
           200 Jabil Circuit, Inc. (NON)                                  5,570
           400 QLogic Corp. (NON)                                        22,420
           180 SanDisk Corp. (NON)                                       14,508
           350 Texas Instruments, Inc.                                   10,122
                                                                 --------------
                                                                        187,212

Financial (2.9%)
-------------------------------------------------------------------------------
           316 Citigroup, Inc.                                           14,978
           340 Fannie Mae                                                24,375
           200 Freddie Mac                                               11,226
                                                                 --------------
                                                                         50,579

Health Care Services (2.8%)
-------------------------------------------------------------------------------
           100 AdvancePCS (NON)                                           5,147
           200 AmerisourceBergen Corp.                                   11,354
            80 Cardinal Health, Inc.                                      4,747
           150 Express Scripts, Inc. (NON)                                8,238
            31 Medco Health Solutions, Inc. (NON)                         1,029
           220 UnitedHealth Group, Inc.                                  11,194
            90 WellPoint Health Networks, Inc. (NON)                      8,001
                                                                 --------------
                                                                         49,710

Homebuilding (1.0%)
-------------------------------------------------------------------------------
           200 D.R. Horton, Inc.                                          7,960
           100 Lennar Corp.                                               9,185
                                                                 --------------
                                                                         17,145

Insurance (1.3%)
-------------------------------------------------------------------------------
           390 American International Group, Inc.                        23,724

Investment Banking/Brokerage (1.6%)
-------------------------------------------------------------------------------
           260 Ameritrade Holding Corp. Class A (NON)                     3,546
           660 Charles Schwab Corp. (The)                                 8,950
            40 Legg Mason, Inc.                                           3,330
           160 Merrill Lynch & Co., Inc.                                  9,472
            80 T. Rowe Price Group, Inc.                                  3,292
                                                                 --------------
                                                                         28,590

Leisure (0.3%)
-------------------------------------------------------------------------------
           100 Harley-Davidson, Inc.                                      4,741

Medical Technology (3.1%)
-------------------------------------------------------------------------------
           330 Boston Scientific Corp. (NON)                             22,348
           100 Guidant Corp.                                              5,101
           357 Medtronic, Inc.                                           16,268
           200 St. Jude Medical, Inc. (NON)                              11,632
                                                                 --------------
                                                                         55,349

Other (2.4%)
-------------------------------------------------------------------------------
           500 Nasdaq-100 Index Tracking Stock (NON)                     17,590
           240 S&P 500 Index Depositary Receipts
               (SPDR Trust Series 1)                                     25,279
                                                                 --------------
                                                                         42,869

Pharmaceuticals (8.8%)
-------------------------------------------------------------------------------
           360 Abbott Laboratories                                       15,343
           163 Allergan, Inc.                                            12,326
            80 Barr Laboratories, Inc. (NON)                              6,142
           380 Johnson & Johnson                                         19,125
         2,360 Pfizer, Inc.                                              74,576
           630 Wyeth                                                     27,808
                                                                 --------------
                                                                        155,320

Restaurants (0.5%)
-------------------------------------------------------------------------------
           300 Starbucks Corp. (NON)                                      9,480

Retail (14.3%)
-------------------------------------------------------------------------------
           515 Bed Bath & Beyond, Inc. (NON)                             21,754
           220 Best Buy Co., Inc.                                        12,828
           180 Chico's FAS, Inc. (NON)                                    6,757
           160 Family Dollar Stores, Inc.                                 6,978
           880 Home Depot, Inc. (The)                                    32,622
           100 Kohl's Corp. (NON)                                         5,607
         1,000 Lowe's Companies, Inc.                                    58,930
           230 Ross Stores, Inc.                                         11,502
           340 Staples, Inc. (NON)                                        9,119
           500 TJX Cos., Inc. (The)                                      10,495
         1,080 Wal-Mart Stores, Inc.                                     63,666
           360 Williams-Sonoma, Inc. (NON)                               12,719
                                                                 --------------
                                                                        252,977

Schools (0.7%)
-------------------------------------------------------------------------------
           100 Apollo Group, Inc. Class A (NON)                           6,353
            90 Education Management Corp. (NON)                           5,686
                                                                 --------------
                                                                         12,039

Semiconductor (1.2%)
-------------------------------------------------------------------------------
           100 KLA-Tencor Corp. (NON)                                     5,733
           430 LAM Research Corp. (NON)                                  12,358
            90 Novellus Systems, Inc. (NON)                               3,716
                                                                 --------------
                                                                         21,807

Software (8.5%)
-------------------------------------------------------------------------------
           160 Adobe Systems, Inc.                                        7,014
           120 Macromedia, Inc. (NON)                                     2,293
         3,720 Microsoft Corp.                                           97,278
         1,050 Oracle Corp. (NON)                                        12,558
           460 Symantec Corp. (NON)                                      30,659
                                                                 --------------
                                                                        149,802

Technology Services (0.9%)
-------------------------------------------------------------------------------
           191 Accenture, Ltd. Class A (Bermuda) (NON)                    4,469
            80 Affiliated Computer Services, Inc.
               Class A (NON)                                              3,914
           120 Convergys Corp. (NON)                                      1,927
           100 Fair, Isaac and Co., Inc.                                  6,378
                                                                 --------------
                                                                         16,688

Textiles (0.7%)
-------------------------------------------------------------------------------
           350 Liz Claiborne, Inc.                                       12,912

Tobacco (0.4%)
-------------------------------------------------------------------------------
           150 Altria Group, Inc.                                         6,975

Transportation Services (0.7%)
-------------------------------------------------------------------------------
           170 United Parcel Service, Inc. Class B                       12,328
                                                                 --------------
               Total Common stocks (cost $1,491,890)                 $1,740,783

Short-term investments (8.0%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $97,034 Short-term investments held as collateral
               for loaned securities with yields ranging
               from 1.04% to 1.07% and due dates ranging
               from November 3, 2003 to December 22, 2003 (d)           $96,966
        44,298 Short-term investments held in Putnam
               commingled cash account with yields ranging
               from 0.95% to 1.15% and due dates ranging
               from November 3, 2003 to December 24, 2003 (d)            44,298
                                                                 --------------
               Total Short-term investments (cost $141,264)            $141,264
-------------------------------------------------------------------------------
               Total Investments (cost $1,633,154)                   $1,882,047
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  (a) Percentages indicated are based on net assets of $1,767,480.

(NON) Non-income-producing security.

  (d) See Note 1 to the financial statements.

      The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
October 31, 2003 (Unaudited)

Assets
------------------------------------------------------------------------------
Investments in securities, at value, including $93,090 of
securities on loan (identified cost $1,633,154) (Note 1)            $1,882,047
------------------------------------------------------------------------------
Dividends, interest and other receivables                                1,955
------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                         8,948
------------------------------------------------------------------------------
Total assets                                                         1,892,950

Liabilities
------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                 309
------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                   3,238
------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                 3
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Collateral on securities loaned, at value (Note 1)                      96,966
------------------------------------------------------------------------------
Other accrued expenses                                                  24,954
------------------------------------------------------------------------------
Total liabilities                                                      125,470
------------------------------------------------------------------------------
Net assets                                                          $1,767,480

Represented by
------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                     $2,948,663
------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                             1,064
------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)               (1,431,140)
------------------------------------------------------------------------------
Net unrealized appreciation of investments                             248,893
------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                  $1,767,480

Computation of net asset value and offering price
------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,767,480 divided by 300,516 shares)                                   $5.88
------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.88)*                   $6.24
------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended October 31, 2003 (Unaudited)

Investment income:
------------------------------------------------------------------------------
Dividends                                                               $7,558
------------------------------------------------------------------------------
Interest                                                                   106
------------------------------------------------------------------------------
Securities lending                                                          33
------------------------------------------------------------------------------
Total investment income                                                  7,697

Expenses:
------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                         5,620
------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                           1,248
------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                               1,008
------------------------------------------------------------------------------
Administrative services (Note 2)                                            20
------------------------------------------------------------------------------
Reports to shareholders                                                  2,776
------------------------------------------------------------------------------
Auditing                                                                14,142
------------------------------------------------------------------------------
Legal                                                                   10,227
------------------------------------------------------------------------------
Other                                                                       37
------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                         (27,049)
------------------------------------------------------------------------------
Total expenses                                                           8,029
------------------------------------------------------------------------------
Expense reduction (Note 2)                                                (357)
------------------------------------------------------------------------------
Net expenses                                                             7,672
------------------------------------------------------------------------------
Net investment income                                                       25
------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                        44,253
------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period           170,263
------------------------------------------------------------------------------
Net gain on investments                                                214,516
------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $214,541
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                  October 31         April 30
Increase (decrease) in net assets                      2003*             2003
------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------
Net investment income                                    $25           $1,039
------------------------------------------------------------------------------
Net realized gain (loss) on investments               44,253         (317,073)
------------------------------------------------------------------------------
Net unrealized appreciation of investments           170,263           43,804
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            214,541         (272,230)
------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                             105,054           18,096
------------------------------------------------------------------------------
Total increase (decrease) in net assets              319,595         (254,134)

Net assets
------------------------------------------------------------------------------
Beginning of period                                1,447,885        1,702,019
------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $1,064 and $1,039,
respectively)                                     $1,767,480       $1,447,885
------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------
                                                                                                            For the
                                     Six months                                                              period
                                       ended                                                                 May 4,
                                     October 31                                                             1998+ to
Per-share                           (Unaudited)                    Year ended April 30                      April 30
operating performance                  2003           2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.14         $6.10         $8.13        $14.51        $10.42         $8.50
--------------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)(b)       -- (e)        -- (e)      (.02)         (.08)         (.07)         (.02)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .74          (.96)        (2.01)        (5.27)         4.16          1.94
--------------------------------------------------------------------------------------------------------------------
Total from investment operations         .74          (.96)        (2.03)        (5.35)         4.09          1.92
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --            --            --         (1.02)           --            --
--------------------------------------------------------------------------------------------------------------------
From return of capital                    --            --            --          (.01)           --            --
--------------------------------------------------------------------------------------------------------------------
Total distributions                       --            --            --         (1.03)           --            --
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.88         $5.14         $6.10         $8.13        $14.51        $10.42
--------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                 14.40*       (15.74)       (24.97)       (38.90)        39.25         22.59*
--------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,767        $1,448        $1,702        $2,569        $4,454        $2,563
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)             .50*         1.00          1.00          1.00          1.00           .99*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)(b)       -- (f)*      .07          (.30)         (.64)         (.55)         (.20)*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 31.91*        78.76         93.03        123.30         89.57        108.03*
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ended October 31, 2003, April 30, 2003, April 30, 2002, April 30, 2001, April 30, 2000 and April 30,
    1999 reflect a reduction of 1.70%, 2.92%, 1.44%, 0.76%, 1.13% and 0.94%, respectively, based on average net assets for class A shares. The fund is currently offered on a limited basis with limited assets. (Note 2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Amount represents less than $0.01 per share.

(f) Amount represents less than 0.01% based on average net assets.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
October 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund"), is a series of Putnam Funds Trust ("the trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes offer long-term growth potential. The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At October 31, 2003, the value of securities loaned amounted to $93,090. The fund received cash collateral of $96,966 which is pooled with collateral of other Putnam funds into 32 issuers of high grade short-term investments.

E) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At April 30, 2003, the fund had a capital loss carryover of $1,354,435 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
    $1,085,710   April 30, 2010
       268,725   April 30, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending April 30, 2004, $106,220 of losses recognized during the period November 1, 2002 to April 30, 2003.

The aggregate identified cost on a tax basis is $1,647,892, resulting in gross unrealized appreciation and depreciation of $271,455 and $37,300, respectively, or net unrealized appreciation of $234,155.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of the fund's average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2004, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses and credits from Putnam Fiduciary Trust Company
(PFTC), a wholly-owned subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended October 31, 2003, the fund's expenses were reduced by $357 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $594,365 and $497,625, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended October 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             19,996          $111,624
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        19,996           111,624

Shares repurchased                      (1,194)           (6,570)
----------------------------------------------------------------
Net increase                            18,802          $105,054
----------------------------------------------------------------

                                       Year ended April 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             14,640           $77,543
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        14,640            77,543

Shares repurchased                     (12,085)          (59,447)
----------------------------------------------------------------
Net increase                             2,555           $18,096
----------------------------------------------------------------

At October 31, 2003, Putnam, LLC owned 256,572 class A shares of the fund (85.4% of class A shares outstanding), valued at $1,508,643.

Note 5
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission (SEC) in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings, and valuations. The six individuals no longer have investment responsibilities with Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.



Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA  02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA  02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and Principal
Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal
Executive Officer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

William H. Woolverton
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

Not FDIC Insured    May Lose Value    No Bank Guarantee

203410  2IE  12/03


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 23, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: December 23, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: December 23, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 23, 2003